ACCOUNT RECEIVABLES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
ACCOUNT RECEIVABLES
Schedule of Account receivable
	September 30, 2021	December 31, 2020
Services fee receivable	$6,680,260	$2,609,520
	$6,680,260	$2,609,520

	December 31, 2020	December 31, 2019
Account Receivables	$2,609,520	-